INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
Current tax expense	$ 12,048	$ 7,311	$ 3,987
Deferred tax benefits	(1,947)	(1,177)	(48)
Income tax expenses	10,101	6,134	3,939
Current deferred tax assets:
Accrued expenses	2,185	1,410
Deferred revenue	125	158
Accrued payroll	1,056	656
Bad debt provision	995	791
Less: Valuation allowance	(370)	(141)
Current deferred tax assets	3,991	2,874
Non-current deferred tax assets:
Depreciation and amortization	212	358
Due to impairment of long-lived assets	88	102
Net operating tax loss carry-forwards	3,748	1,724
Less: Valuation allowance	(2,041)	(728)
Non-current deferred tax assets	2,007	1,456
Non-current deferred tax liabilities:
Intangible assets	3,478	499
Non-current deferred tax liabilities	$ 3,478	$ 499